Segment Information - Schedule of Assets and Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Total assets:
Total assets	$ 10,996	$ 9,554
Property, plant and equipment, net:
Total property, plant and equipment, net	389	94
Metal Stamping and Mechanical OEM [Member]
Total assets:
Total assets	6,742	5,041
Property, plant and equipment, net:
Total property, plant and equipment, net	317	57
Electric OEM [Member]
Total assets:
Total assets	4,171	4,302
Property, plant and equipment, net:
Total property, plant and equipment, net	72	37
Other Services [Member]
Total assets:
Total assets	26
Property, plant and equipment, net:
Total property, plant and equipment, net
Corporate [Member]
Total assets:
Total assets	$ 57	$ 211